EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY
Schedule of distribution of capital

	Common Shares		Preferred Shares		Grand Total
Shareholders	Number	%	Number	%	Number	%
Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile	920,866	0.16%	15,647	0.00%	936,513	0.06%
Other shareholders	29,320,789	5.13%	415,131,868	37.09%	444,452,657	26.28%
Treasury Shares	2,290,164	0.40%	983	0.00%	2,291,147	0.14%
Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%
Treasury Shares	(2,290,164)		(983)		(2,291,147)
Total shares outstanding	569,354,053		1,119,339,723		1,688,693,776

Schedule of other capital reserves

	12.31.19	12.31.18
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks Brasil by TData (7)	(59,029)	(59,029)
Effects of the acquisition of TIS by Terra Networks (8)	(48,135)	—
Other	76	10
Total	1,190,209	1,238,278

(1)    It referes the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)    The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)    The value refers direct costs (net of taxes) of Company capital that increased on April 30,2015, arising from the Primary Offering of Shares.

(4)    The value refers the difference between the economic values that comes from the merger of shares owned by GVTPart, issued on the transaction closing date.

(5)    Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10, 35 and 36. It would be recorded in equity when there is no change in the shareholding control.

(6)    It refers about the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)    The effects refer the acquisition of Terra Networks by TData, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c.2).

(8)    The effects referee the acquisition of TIS by Terra Networks, related to the difference between the consideration given in exchange for the equity interest obtained and the value of the net assets acquired (Note 1 c.1).

Schedule of income reserves

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
Balance on 12.31.17	2,138,344	297,000	27,884	2,463,228
Reversal of reserves	—	(297,000)	—	(297,000)
Recording of reserves	446,413	1,700,000	11,529	2,157,942
Balance on 12.31.18	2,584,757	1,700,000	39,413	4,324,170
Reversal of reserves	—	(1,700,000)	—	(1,700,000)
Recording of reserves	250,051	600,000	18,166	868,217
Balance on 12.31.19	2,834,808	600,000	57,579	3,492,387

Schedule of calculation of dividends and interest on equity

	2019	2018
Net income for the year	5,001,014	8,928,258
Allocation to legal reserve	(250,051)	(446,413)
(-) Tax incentives - not distributable	(18,166)	(11,529)
Adjusted net income	4,732,797	8,470,316
Dividend and IOE distributed for the year:	(3,588,000)	(4,550,000)
Interest on equity (gross)	(2,588,000)	(4,550,000)
Interim dividends	(1,000,000)	—
Balance of unallocated net income	1,144,797	3,920,316
(+) Reversal special reserve for modernization and expansion	1,700,000	297,000
(-) Effects of the initial adoption of IFRS 9 and 15, net of taxes on 01.01.18	—	(138,663)
(+) Unclaimed dividends and interest on equity	82,898	152,770
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(132,120)	(62,739)
Income available to be distributed	2,795,575	4,168,684
Proposal for Distributions:
Special reserve for modernization and expansion	600,000	1,700,000
Additional proposed dividends	2,195,575	2,468,684
Proposed additional dividends - Net income for the year	495,575	2,171,684
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	1,700,000	297,000
Total	2,795,575	4,168,684
Mandatory minimum dividend - 25% of adjusted net income	1,183,199	2,117,579

Schedule of proposed for deliberation per share

Total proposed for deliberation - per share	2019	2018
Common shares	1.219339	1.371013
Preferred shares	1.341273	1.508114

Schedule of allocation of interim dividends and interest on equity

2019

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	02/15/19	02/28/19	Until 12/31/20	221,338	478,662	700,000	188,137	406,863	595,000	0.33044031480	0.36348434628
IOE	04/17/19	04/30/19	Until 12/31/20	180,233	389,767	570,000	153,198	331,302	484,500	0.26907282777	0.29598011054
IOE	06/17/19	06/28/19	Until 12/31/20	306,079	661,921	968,000	260,167	562,633	822,800	0.45695174961	0.50264692458
IOE	12/19/19	12/30/19	Until 12/31/20	110,669	239,331	350,000	94,069	203,431	297,500	0.16522015740	0.18174217314
Dividends	12/19/19	12/30/19	Until 12/31/20	316,198	683,802	1,000,000	316,198	683,802	1,000,000	0.55536187362	0.61089806098
Total				1,134,517	2,453,483	3,588,000	1,011,769	2,188,031	3,199,800

2018

	Dates			Gross Amount			Net Value			Amount per Share
			Beginning of
Nature	Approval	Credit	Payment	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred

IOE	06/18/18	06/29/18	08/20/19	126,479	273,521	400,000	107,507	232,493	340,000	0.18882303703	0.20770534073
IOE	09/05/18	09/17/18	08/20/19	885,353	1,914,647	2,800,000	752,550	1,627,450	2,380,000	1.32176125923	1.45393738515
IOE	12/04/18	12/17/18	12/17/19	426,867	923,133	1,350,000	362,837	784,663	1,147,500	0.63727774998	0.70100552498
Total				1,438,699	3,111,301	4,550,000	1,222,894	2,644,606	3,867,500

Schedule of changes in other comprehensive income

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balance on 12.31.17	(8,658)	1,954	28,032	21,328
Translation gains	—	—	9,927	9,927
Losses from future contracts	—	(1,618)	—	(1,618)
Losses on financial assets at fair value through other comprehensive income	(412)	—	—	(412)
Balance on 12.31.18	(9,070)	336	37,959	29,225
Translation gains	—	—	1,859	1,859
Losses from future contracts	—	(336)	—	(336)
Losses on financial assets at fair value through other comprehensive income	(11)	—	—	(11)
Balance on 12.31.19	(9,081)	—	39,818	30,737

Schedule of calculation of earnings per share

	2019	2018	2017
Net income for the year	5,001,014	8,928,258	4,608,790
Common shares	1,581,308	2,823,093	1,457,288
Preferred shares	3,419,706	6,105,165	3,151,502

Number of shares (thousands):	1,688,694	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	569,354	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,119,340	1,119,340	1,119,340
Basic and diluted earnings per share:
Common shares	2.78	4.96	2.56
Preferred shares	3.06	5.45	2.82